Restatement of Financial Statements - Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 29,339			$ 174,422	$ 201,261	$ 329,525	$ 329,354	$ 338,740	$ 343,743	$ 361,551	$ 374,543
Marketable securities	264,184			146,902	126,449			0
Accounts receivable, net of allowance for expected credit losses	31,089			25,414	24,083	24,369	22,546	19,017	18,330	19,683	22,616
Inventory	32,969			26,123	20,857	18,333	16,629	16,964	18,044	22,685	24,426
Prepaid expenses and other current assets	9,378			9,234	9,216	6,897	6,945	6,803	6,075	9,979	13,878
Total current assets	366,960			382,095	381,866	379,124	375,474	381,524	386,192	413,898	435,463
Restricted cash	2,609			2,604	2,602	2,601	2,598	2,597	2,596	2,594	2,577
Property and equipment, net	17,662			17,926	17,287	18,048	18,690	19,811	21,195	21,976	19,639
Intangible assets, net	4,782			6,034	6,003	6,476	7,129	7,516	7,511	8,527	9,692
Operating lease right-of-use assets	16,876			18,251	19,860	20,380	20,891	21,223	27,165	32,935	29,915
Other non-current assets	2,137			1,657	1,603	1,637	938	911	910	77	78
Total assets	411,026			428,567	429,221	428,266	425,720	433,582	445,569	488,682	506,687
Current liabilities:
Accounts payable	6,378			5,048	4,786	3,238	2,585	3,836	2,106	5,908	4,187
Accrued compensation and benefits	9,860			14,170	10,505	8,175	5,411	11,035	10,760	10,777	8,196
Accrued expenses and other current liabilities	6,591			6,055	6,686	6,791		5,147
Deferred revenue	8,984			9,468	9,827	10,421	10,682	8,644	8,976	12,157	9,194
Operating lease liabilities	4,641			4,241	4,093	3,986	3,875	2,687	767	2,696	1,886
Total current liabilities	36,454			38,982	35,897	32,611	27,482	31,349	28,918	36,733	31,755
Deferred revenue, net of current portion	884			1,227	1,126	1,304	1,419	1,415	1,591	1,531	1,222
Operating lease liabilities, net of current portion	33,850			37,223	38,306	39,378	40,409	41,417	42,196	43,135	43,563
Other non-current liabilities	956			1,177	1,105	1,225	1,216	1,469	1,570	1,810	1,691
Total liabilities	72,144			78,609	76,434	74,518	70,526	75,650	74,275	83,209	78,231
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock: $0.001 par value per share; Authorized: 120,000 shares; Issued and outstanding: 38,475 and 38,014 shares at September 30, 2024 and December 31, 2023, respectively	39			38	38	37	37	37	37	37	37
Additional paid-in capital	798,707			783,142	778,615	772,472	768,123	763,629	759,254	756,087	750,717
Accumulated other comprehensive loss	(1,411)			(1,672)	(3,129)	(2,740)	(2,496)	(2,538)	(2,999)	(2,203)	(756)
Accumulated deficit	(458,453)			(431,550)	(422,737)	(416,021)	(410,470)	(403,196)	(384,998)	(348,448)	(321,542)
Total stockholders' equity	338,882	$ 340,778	$ 343,298	349,958	352,787	353,748	355,194	357,932	371,294	405,473	428,456	$ 442,792	$ 205,825
Total liabilities and stockholders' equity	$ 411,026			428,567	429,221	428,266	425,720	433,582	445,569	488,682	506,687
As Previously Reported
Current assets:
Cash and cash equivalents				174,422	201,261	329,525	329,354	338,740	343,743	361,293	374,317
Marketable securities				146,902	126,449
Accounts receivable, net of allowance for expected credit losses				25,414	24,083	24,423	22,546	19,017	18,330	19,683	22,616
Inventory				22,365	19,945	18,156	17,070	16,786	18,236	21,985	22,669
Prepaid expenses and other current assets				9,291	9,273	6,954	7,002	6,860	6,475	10,237	14,104
Total current assets				378,394	381,011	379,058	375,972	381,403	386,784	413,198	433,706
Restricted cash				2,604	2,647	2,686	2,920	2,597	2,596	2,594	2,577
Property and equipment, net				17,926	17,517	18,328	19,056	20,162	21,441	22,295	19,683
Intangible assets, net				6,034	6,003	6,476	7,129	7,516	7,511	8,527	9,692
Operating lease right-of-use assets				18,251	19,860	20,380	20,891	21,223	27,165	32,935	29,298
Other non-current assets				1,802	2,004	2,282	1,345	1,298	1,200	377	378
Total assets				425,011	429,042	429,210	427,313	434,199	446,697	488,601	504,657
Current liabilities:
Accounts payable				5,048	4,786	3,238	2,585	3,836	2,106	5,983	4,262
Accrued compensation and benefits				13,659	9,775	7,525	4,880	10,658	10,503	10,638	8,139
Accrued expenses and other current liabilities				6,041	6,672	6,777		5,133
Deferred revenue				9,468	9,827	10,421	10,682	8,644	8,976	12,157	9,194
Operating lease liabilities				4,241	4,093	3,986	3,875	2,687	767	2,696	1,886
Total current liabilities				38,457	35,153	31,947	26,937	30,958	28,571	36,669	31,773
Deferred revenue, net of current portion				1,227	1,126	1,304	1,419	1,415	1,591	1,531	1,222
Operating lease liabilities, net of current portion				37,223	38,306	39,378	40,409	41,417	42,196	43,135	43,563
Other non-current liabilities				1,177	1,105	1,225	1,216	1,469	1,570	1,810	1,691
Total liabilities				78,084	75,690	73,854	69,981	75,259	73,928	83,145	78,249
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock: $0.001 par value per share; Authorized: 120,000 shares; Issued and outstanding: 38,475 and 38,014 shares at September 30, 2024 and December 31, 2023, respectively				38	38	37	37	37	37	37	37
Additional paid-in capital				783,142	778,615	772,473	768,141	763,688	759,312	756,139	750,742
Accumulated other comprehensive loss				(1,757)	(3,214)	(2,825)	(2,581)	(2,623)	(2,999)	(2,203)	(756)
Accumulated deficit				(434,496)	(422,087)	(414,329)	(408,265)	(402,162)	(383,581)	(348,517)	(323,615)
Total stockholders' equity				346,927	353,352	355,356	357,332	358,940	372,769	405,456	426,408	440,952	206,125
Total liabilities and stockholders' equity				425,011	429,042	429,210	427,313	434,199	446,697	488,601	504,657
Adjustments
Current assets:
Cash and cash equivalents				0	0	0	0	0	0	258	226
Marketable securities				0	0
Accounts receivable, net of allowance for expected credit losses				0	0	(54)	0	0	0	0	0
Inventory				3,758	912	177	(441)	178	(192)	700	1,757
Prepaid expenses and other current assets				(57)	(57)	(57)	(57)	(57)	(400)	(258)	(226)
Total current assets				3,701	855	66	(498)	121	(592)	700	1,757
Restricted cash				0	(45)	(85)	(322)	0	0	0	0
Property and equipment, net				0	(230)	(280)	(366)	(351)	(246)	(319)	(44)
Intangible assets, net				0	0	0	0	0	0	0	0
Operating lease right-of-use assets				0	0	0	0	0	0	0	617
Other non-current assets				(145)	(401)	(645)	(407)	(387)	(290)	(300)	(300)
Total assets				3,556	179	(944)	(1,593)	(617)	(1,128)	81	2,030
Current liabilities:
Accounts payable				0	0	0	0	0	0	(75)	(75)
Accrued compensation and benefits				511	730	650	531	377	257	139	57
Accrued expenses and other current liabilities				14	14	14		14
Deferred revenue				0	0	0	0	0	0	0	0
Operating lease liabilities				0	0	0	0	0	0	0	0
Total current liabilities				525	744	664	545	391	347	64	(18)
Deferred revenue, net of current portion				0	0	0	0	0	0	0	0
Operating lease liabilities, net of current portion				0	0	0	0	0	0	0	0
Other non-current liabilities				0	0	0	0	0	0	0	0
Total liabilities				525	744	664	545	391	347	64	(18)
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock: $0.001 par value per share; Authorized: 120,000 shares; Issued and outstanding: 38,475 and 38,014 shares at September 30, 2024 and December 31, 2023, respectively				0	0	0	0	0	0	0	0
Additional paid-in capital				0	0	(1)	(18)	(59)	(58)	(52)	(25)
Accumulated other comprehensive loss				85	85	85	85	85	0	0	0
Accumulated deficit				2,946	(650)	(1,692)	(2,205)	(1,034)	(1,417)	69	2,073
Total stockholders' equity				3,031	(565)	(1,608)	(2,138)	(1,008)	(1,475)	17	2,048	$ 1,840	$ (300)
Total liabilities and stockholders' equity				$ 3,556	$ 179	$ (944)	$ (1,593)	$ (617)	$ (1,128)	$ 81	$ 2,030